Equity Shares (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares
Equity Shares (Details) [Line Items]
Equity shares, par value (in Dollars per share) | $ / shares		$ 0.000625	$ 0.000625
Equity shares, issued		64,161,490	48,195,962
Equity shares, outstanding		64,161,490	48,195,962
Proceeds of net issuance expenses	₨ 18,621	$ 245.4
Equity shares, issued	15,828,917	15,828,917
Per share (in Dollars per share) | $ / shares		$ 0.000625
Price per share (in Dollars per share) | $ / shares		$ 15.79
Equity Shares [Member]
Equity Shares (Details) [Line Items]
Equity shares, outstanding		48,195,962